Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-022 [Master Trust]
Receivable [Abstract]
Net Assets Available for Benefits	$ 45,304,545	$ 42,648,278
EBP-43-1301883-009 [ARSP]
Net Asset Available for Benefit [Abstract]
Investment, Plan Interest in Master Trust, Fair Value	45,195,392	42,549,062
Receivable [Abstract]
Notes receivable from participants	549,650	572,733
Total Receivables	549,650	572,733
Net Assets Available for Benefits	45,745,042	43,121,795
EBP-43-1301883-009 [ARSP] | EBP, Pooled Separate Account
Net Asset Available for Benefit [Abstract]
Investment, Plan Interest in Master Trust, Fair Value	45,195,392	42,549,062
EBP-43-1301883-011 [PRRSP]
Net Asset Available for Benefit [Abstract]
Investment, Plan Interest in Master Trust, Fair Value	109,153	99,216
Receivable [Abstract]
Notes receivable from participants	605	685
Total Receivables	605	685
Net Assets Available for Benefits	109,758	99,901
EBP-43-1301883-011 [PRRSP] | EBP, Pooled Separate Account
Net Asset Available for Benefit [Abstract]
Investment, Plan Interest in Master Trust, Fair Value	$ 109,153	$ 99,216